UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   March 31, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX           05/14/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           76
Total:
                                      --------------

Form 13F Information Table value     $   109,491
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
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                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

***BLUEPHOENIX SOLUTIONS LTD  SHS             M20157109        1,258     185,000    SH         SOLE              185,000
***ELTEK LTD                  ORD             M40184109          697     162,500    SH         SOLE              162,500
***RADA ELECTRONIC INDUSTRIES SHS NEW         M81863116          245     100,000    SH         SOLE              100,000
***RADCOM LTD                 ORD             M81865103          864     300,000    SH         SOLE              300,000
***SILICOM LTD                ORD             M84116108          823      50,000    SH         SOLE               50,000
***SILICON MOTION TECHNOLOGY  SPONSORED ADR   82706C108        1,464      65,000    SH         SOLE               65,000
AEHR TEST SYSTEMS             COM             00760J108           93      15,000    SH         SOLE               15,000
ALLIS CHALMERS CORPORATION    COM             019645506        1,418      90,000    SH         SOLE               90,000
ALPHA PRO TECH LTD            COM             020772109          679     215,000    SH         SOLE              215,000
AMCOL INTERNATIONAL CORP      COM             02341W103        3,039     102,500    SH         SOLE              102,500
AMERICAN DIARY INC            COM             025334103        2,226     107,100    SH         SOLE              107,100
AMKOR TECHNOLOGY INC          COM             031652100        2,590     207,500    SH         SOLE              207,500
ATRION CORP                   COM             049904105        3,443      37,500    SH         SOLE               37,500
AZZ Inc                       COM             002474104        2,415      57,500    SH         SOLE               57,500
CAMDEN NATL CORP              COM             133034108        1,519      35,000    SH         SOLE               35,000
CHASE CORP                    COM             16150R104        2,438      75,000    SH         SOLE               75,000
CHIPMOS TECHNOLOGIES          SHS             G2110R106          864     125,000    SH         SOLE              125,000
CIBER INC                     COM             17163B102          590      75,000    SH         SOLE               75,000
CONSUMER PORTFOLIO SERVICES   COM             210502100          338      55,000    SH         SOLE               55,000
CPI INTL INC                  COM             12618M100        1,970     102,500    SH         SOLE              102,500
CYGNE DESIGNS INC             COM             232556100          360     150,000    SH         SOLE              150,000
DESWELL INDUSTRIES INC        COM             250639101        2,039     175,000    SH         SOLE              175,000
DXP ENTERPRISES INC NEW       COM NEW         233377407        1,910      50,000    SH         SOLE               50,000
EASTERN CO                    COM             276317104        1,087      40,000    SH         SOLE               40,000
EBIX.COM INC                  COM NEW         278715206        2,464      85,000    SH         SOLE               85,000
ENNIS BUSINESS FORMS INC      COM             293389102        1,539      57,500    SH         SOLE               57,500
EXX INC                       CL A            269282109          303      95,000    SH         SOLE               95,000
FIRST UNITED CORP             COM             33741H107          675      30,000    SH         SOLE               30,000
FLOTEK INDS INC               COM             343389102          855      30,000    SH         SOLE               30,000
GOLFSMITH INTERNATIONAL       COM             38168Y103          935     107,500    SH         SOLE              107,500
HAUPPAGUE DIGITAL INC         COM             419131107          410      60,000    SH         SOLE               60,000
HEALTH CARE PROPERTY INVS INC COM             421915109        2,162      60,000    SH         SOLE               60,000
HURCO COMPANIES INC           COM             447324104        2,678      62,500    SH         SOLE               62,500
ICF INTL INC                  COM             44925C103        1,323      70,000    SH         SOLE               70,000
ICO INC                       COM             449293109        1,044     170,000    SH         SOLE              170,000
IMAGE SENSING SYS INC         COM             45244C104          528      30,000    SH         SOLE               30,000
INTEVAC INC                   COM             461148108        2,835     107,500    SH         SOLE              107,500
ISTAR FINANCIAL INC           COM             45031U101        2,576      55,000    SH         SOLE               55,000
JACLYN INC                    COM             469772107        1,297     115,000    SH         SOLE              115,000
K TRON INTL INC               COM             482730108        2,511      35,000    SH         SOLE               35,000
KMG-B INC                     COM             482564101        1,707     145,000    SH         SOLE              145,000
KREISLER MFG CORP             COM             500773106        1,153      60,000    SH         SOLE               60,000
LTC PROPERTIES INC            COM             502175102        2,591     100,000    SH         SOLE              100,000
MEAD CORP                     COM             591176102          106      22,500    SH         SOLE               22,500
MEDICAL PROPERTIES TRUST INC  COM             58463J304        1,983     135,000    SH         SOLE              135,000
MGP INGREDIENTS INC           COM             55302G103        1,833      90,000    SH         SOLE               90,000
MILLER INDUSTRIES INC-TENN    COM NEW         600551204          654      30,000    SH         SOLE               30,000
MKS INSTRUMENT INC            COM             55306N104        2,552     100,000    SH         SOLE              100,000
MODERN CONTROLS INC           COM             607494101        1,157      90,000    SH         SOLE               90,000
NOBEL LEARNING COMMUNITIES INCCOM             654889104          729      47,500    SH         SOLE               47,500
NORTHRIM BANK-ANCHORAGE ALASKACOM             666762109          665      22,500    SH         SOLE               22,500
OCEAN BIO CHEM INC            COM             674631106          749     260,000    SH         SOLE              260,000
OMNI ENERGY SERVICES          COM NEW         68210T208          865      85,000    SH         SOLE               85,000
PMC COML TR                   SH BEN INT      693434102        2,014     137,500    SH         SOLE              137,500
QUADRAMED CORP                COM             74730W101          851     280,000    SH         SOLE              280,000
REDDY ICE HOLDINGS INC        COM             75734R105        2,565      85,000    SH         SOLE               85,000
RIVERVIEW SVGS BK FSB CAMAS WACOM             769397100          917      57,500    SH         SOLE               57,500
RPC ENERGY SVCS INC           COM             749660106        1,916     115,000    SH         SOLE              115,000
SENSIENT TECHNOLOGIES CORP    COM             81725T100        1,934      75,000    SH         SOLE               75,000
SMARTPROS LTD                 COM             83171G103          824     175,000    SH         SOLE              175,000
SMTC CORPORATION              COM NEW         832682207        1,012     350,000    SH         SOLE              350,000
SOUTHERN MO BANCORP INC       COM             843380106          503      32,500    SH         SOLE               32,500
STRIDE RITE CORP              COM             863314100        1,539     100,000    SH         SOLE              100,000
SYNALLOY CORP                 COM             871565107        1,536      55,000    SH         SOLE               55,000
SYNERON MEDICAL LTD.          ORD SHS         M87245102        2,976     110,000    SH         SOLE              110,000
T-3 ENERGY SERVICES           COM             87306E107        1,207      60,000    SH         SOLE               60,000
TELESTONE TECHNOLOGIES CORP   COM             87953J102          861     105,000    SH         SOLE              105,000
THOMAS GROUP INC              COM             884402108        1,965     165,000    SH         SOLE              165,000
TRIO TECH INTERNATIONAL NEW   COM NEW         896712205        2,189     157,500    SH         SOLE              157,500
UNIVERSAL STAINLESS & ALLOY   COM             913837100          949      20,000    SH         SOLE               20,000
VERSANT CORPORATION           COM NEW         925284309        2,797     165,000    SH         SOLE              165,000
VERSAR INC                    COM             925297103          935     175,000    SH         SOLE              175,000
VICON INDS INC                COM             925811101        1,294     130,000    SH         SOLE              130,000
VSE CORP                      COM             918284100        2,470      60,000    SH         SOLE               60,000
WILLIAMS CONTROLS INC         COM NEW         969465608          561      32,500    SH         SOLE               32,500
WVS FINL CORP                 COM             929358109          430      25,000    SH         SOLE               25,000



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